Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

Figures in million – SA rand	2023	2022	2021
Cash at the bank, on hand and cash equivalents	25,560	26,076	30,292
Total cash and cash equivalents	25,560	26,076	30,292